Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

		Accumulated	Net Book
December 31, 2023	Cost	Depreciation	Value
Land and buildings	$9,206	$2,635	$6,571
Computer equipment and software	9,386	6,773	2,613
Furniture and fixtures	8,326	6,103	2,223
Machinery and equipment	129,642	75,111	54,531
Leasehold improvements	13,221	9,670	3,551
	$169,781	$100,292	$69,489

		Accumulated	Net Book
December 31, 2022	Cost	Depreciation	Value
Land and buildings	$8,455	$2,107	$6,348
Computer equipment and software	8,756	6,740	2,016
Furniture and fixtures	7,283	5,606	1,677
Machinery and equipment	115,235	66,272	48,963
Leasehold improvements	13,874	10,237	3,637
	$153,603	$90,962	$62,641